Other income (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other Income [Line Items]
Total other income	$ 233	$ 64	$ 41	$ 297	$ 84